Reverse Capitalization (Details) - Schedule of net proceeds received from business combination	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Net Proceeds Received from Business Combination [Abstract]
Cash from reverse recapitalization from IPO Trust	$ 102,075,880
Shares redeemed from the IPO Trust	(99,595,773)
Proceeds from reverse recapitalization	2,480,107
Cash from reverse recapitalization from PIPE Trust – net	30,427,800
Reverse recapitalization transaction costs	(9,470,709)
Total net proceeds received	$ 23,437,198